NON-CONTROLLING INTEREST (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) instrument	Dec. 31, 2024 EUR (€)	Dec. 31, 2022 EUR (€)
NON-CONTROLLING INTEREST
Non-controlling interest	€ 7,358	€ 668
SCHMID Technology Guangdong Co., Ltd.
NON-CONTROLLING INTEREST
Percentage of interest acquired	24.10%
Number of instruments or interests issued or issuable | instrument	1,406,361
Cash transferred	€ 30,000
Term of closing transaction	455 days
SCHMID Singapore Pte. Ltd.
NON-CONTROLLING INTEREST
NCI percentage	10.00%	10.00%	10.00%
Non-controlling interest	€ 77	€ 295	€ (543)
SCHMID Taiwan Ltd.
NON-CONTROLLING INTEREST
NCI percentage	14.00%	13.95%	14.00%
Non-controlling interest	€ 794	€ 298	€ 889
SCHMID Technology Guangdong Co., Ltd.
NON-CONTROLLING INTEREST
NCI percentage	24.10%		24.10%
Non-controlling interest	€ 6,487		€ 6,335
SCHMID Technology Guangdong Co., Ltd. | XJ Harbour HK Limited
NON-CONTROLLING INTEREST
NCI percentage	24.10%